INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - Commercial license [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost	$ 2,509	$ 2,509
Accumulated amortization	(956)	(686)
Amortized cost	$ 1,553	$ 1,823